Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Paraguayan subsidiaries retained net losses	$ 41,740
one off income tax benefit in deferred income tax	$ 4,195